SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Total long-term debt		$ 312,996
Less: current portion		(104,950)
Long-term debt, net of current portion		208,046
Truck Loan Amur Capital [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	71,342
Truck Loan Mitsubishi [Member]
Debt Instrument [Line Items]
Total long-term debt	[2]	43,332
Tractor Loan Simmon Bank [Member]
Debt Instrument [Line Items]
Total long-term debt	[3]	43,873
Loan Simmon Bank [Member]
Debt Instrument [Line Items]
Total long-term debt	[4]	25,138
Rig Loan North Mill [Member]
Debt Instrument [Line Items]
Total long-term debt	[5]	94,099
Loan Amur Capital [Member]
Debt Instrument [Line Items]
Total long-term debt	[6]	$ 35,212

[1]	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing April 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[2]	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[3]	On October 11, 2022, entered into long-term secured note payable for $50,142 for a tractor maturing October 11, 2025. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[4]	In August 2022, entered into long-term note payable in the amount of $28,900 for equipment maturing August 2, 2026. The note is secured by the collateral purchased and interest is accrued at 6.50% with principal and interest due monthly. There is no accrued interest as of March 31, 2023.
[5]	In January 2023, entered into long-term note payable in the amount of $99,000 for a rig maturing January 9, 2026. The note is secured by the collateral purchased and interest is accrued at 7.99% with principal and interest due monthly. There is no accrued interest as of March 31, 2023.
[6]	On October 18, 2022, entered into long-term secured note payable for $37,599 for equipment maturing October 18, 2027. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.